Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases
8. Leases
The Group has operating leases for office space, with lease terms from within one year to around seven years. Additionally, certain lease agreements with NetEase Group contain variable payments, which are determined based on actual NetEase Group’s spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities. A summary related to operating leases as of December 31, 2019 and 2020 is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Operating lease right-of-use assets, net	23,873	105,865
Operating lease liabilities—current	4,166	29,982
Operating lease liabilities—non-current	21,206	79,748

Total operating lease liabilities	25,372	109,730

Weighted average remaining lease term	5.0 years	4.4 years
Weighted average discount rate	4.35%	4.10%

	For the year ended December 31,
	2019	2020
	RMB	RMB
Operating lease expenses	2,157	11,729
Short-term lease expenses	2,510	6,947
Variable lease expenses	20,813	39,282

Total lease expenses	25,480	57,958

Cash paid for amounts included in the measurement of operating lease liabilities	658	12,431
Right-of-use assets obtained in exchange for operating lease liabilities	26,030	91,893
The lease expenses were RMB14,825 for the year ended December 31, 2018.
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB
2021	30,672
2022	30,620
2023	26,710
2024	13,566
2025	9,516
Thereafter	8,705

Total operating lease liabilities	119,789
Less: interest	(10,059)

Present value of operating lease liabilities	109,730